Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	At December 31,	At December 31,
	2023	2022
Cash deposits	$571.4	$541.4
Term deposits	850.5	655.1
	$1,421.9	$1,196.5